Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 05, 2024	Mar. 04, 2024
Subsequent Event [Line Items]
Prepayment	$ 5,000,000
Seller amount	$ 250,000
Percentage of seller recovered	110.00%
Proceeds from sales	$ 110
Purchase agreement	$ 100
Percentage of gross profit	15.00%
Taxes and withholdings	$ 250,000
Common stock, par value (in Dollars per share)		$ 0.0001
Aggregate of shares (in Shares)	2,700,000
Common Stock [Member]
Subsequent Event [Line Items]
Aggregate of shares (in Shares)		1,600,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of seller recovered	110.00%